UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
     Investment Company Act file number 811-6526
Coventry Group

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH 43219 (Address of principal executive offices) (Zip code)

3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31/08
Date of reporting period: 06/30/07

Item 1. Schedule of Investments.
1st Source Monogram Funds
Income Equity Fund
Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks—92.8%
Basic Materials— 9.3%
Air Products and Chemicals, Inc.	46,000	3,697,020
Alcoa, Inc.	123,000	4,985,190
Anglo American PLC ADR	140,000	4,107,600
E. I. du Pont de Nemours & Co.	83,000	4,219,720
Georgia Gulf Corp.	100,000	1,811,000
Newmont Mining Corp.	71,000	2,773,260
Potash Corp. of Saskatchewan, Inc.	54,000	4,210,380
Weyerhaeuser Co.	22,000	1,736,460

		27,540,630

Communications— 9.5%
AT&T, Inc.	132,000	5,478,000
Belo Corp., Series A	122,600	2,524,334
Deutsche Telekom AG ADR	142,000	2,614,220
Harris Corp.	47,000	2,563,850
Motorola, Inc.	223,700	3,959,490
Sprint Nextel Corp.	177,000	3,665,670
Symantec Corp.(a)	164,000	3,312,800
Verizon Communications, Inc.	92,000	3,787,640

		27,906,004

Consumer Cyclical— 1.1%
McDonald’s Corp.	18,100	918,756
Southwest Airlines Co.	161,000	2,400,510

		3,319,266

Consumer Non-Cyclical— 9.3%
Archer-Daniels-Midland Co.	105,000	3,474,450
Avon Products, Inc.	105,600	3,880,800
ConAgra, Inc.	143,000	3,840,980
Fortune Brands, Inc.	16,000	1,317,920
H&R Block, Inc.	65,000	1,519,050
H.J. Heinz Co.	59,000	2,800,730
Kimberly-Clark Corp.	50,900	3,404,701
Pepsico, Inc.	33,000	2,140,050
Procter & Gamble Co.	29,000	1,774,510
Sysco Corp.	102,400	3,378,176

		27,531,367

Energy— 13.9%
Anadarko Petroleum Corp.	71,000	3,691,290
Apache Corp.	11,900	970,921
Canetic Resources Trust	90,000	1,465,200
Chevron Corp.	41,000	3,453,840
ConocoPhillips	13,300	1,044,050
Dynegy, Inc.(a)	110,000	1,038,400
EnCana Corp.	79,900	4,909,855
GlobalSantaFe Corp.	55,000	3,973,750
Marathon Oil Corp.	86,000	5,156,560
National Fuel Gas	86,000	3,724,660
Penn West Energy Trust	59,000	1,968,830
Precision Drilling Trust	110,700	2,706,615
Schlumberger Ltd.	48,000	4,077,120
Williams Cos., Inc.	90,000	2,845,800

		41,026,891

Financial— 10.5%
American Express Co.	14,200	868,756
Bank of America Corp.	15,800	772,462
Citigroup, Inc.	74,200	3,805,718
Hartford Financial Services Group	6,100	600,911
Hospitality Properties Trust	51,200	2,124,288
HSBC Holdings PLC ADR	20,000	1,835,400
Huntington Bancshares, Inc.	80,000	1,819,200
J.P. Morgan Chase & Co.	72,000	3,488,400

Security Description	Shares	Value ($)
Common Stocks, continued
Financial, continued
Lincoln National Corp.	47,000	3,334,650
The Allstate Corp.	57,000	3,506,070
The Travelers Cos., Inc.	53,600	2,867,600
Thornburg Mortgage, Inc.	32,000	837,760
U.S. Bancorp	40,000	1,318,000
Waddell & Reed Financial, Inc.	150,000	3,901,500

		31,080,715

Health Care— 11.5%
Abbott Laboratories	82,000	4,391,100
Biomet, Inc.	77,000	3,520,440
Boston Scientific Corp.(a)	153,100	2,348,554
C.R. Bard, Inc.	21,000	1,735,230
Eli Lilly & Co.	53,500	2,989,580
Humana, Inc.(a)	37,000	2,253,670
Johnson & Johnson	60,000	3,697,200
Medtronic, Inc.	16,900	876,434
Merck & Co., Inc.	58,900	2,933,220
Mylan Laboratories, Inc.	158,000	2,874,020
Novartis AG ADR	51,000	2,859,570
Pfizer, Inc.	133,500	3,413,595

		33,892,613

Industrials— 19.8%
Avnet, Inc.(a)	130,000	5,153,200
Caterpillar, Inc.	11,900	931,770
Emerson Electric Co.	68,000	3,182,400
Esterline Technologies Corp.(a)	94,600	4,570,126
FedEx Corp.	17,700	1,964,169
Fluor Corp.	42,600	4,744,362
General Electric Co.	108,000	4,134,240
Honeywell International, Inc.	70,000	3,939,600
Hubbell, Inc., Class B	49,500	2,683,890
Pall Corp.	121,500	5,587,785
Parker-Hannifin Corp.	33,000	3,231,030
Raytheon Co.	82,000	4,418,980
Shaw Group, Inc.(a)	88,000	4,073,520
Sonoco Products Co.	102,000	4,366,620
United Technologies Corp.	13,700	971,741
Waste Management, Inc.	116,300	4,541,515

		58,494,948

Technology— 5.0%
Computer Sciences Corp.(a)	65,000	3,844,750
Hewlett-Packard Co.	102,000	4,551,240
Intel Corp.	141,700	3,366,792
Maxim Integrated Products, Inc.	37,300	1,246,193
Micron Technology, Inc.(a)	50,000	626,500
Microsoft Corp.	36,000	1,060,920

		14,696,395

Utilities— 2.9%
American Electric Power Co., Inc.	70,000	3,152,800
NiSource, Inc.	126,900	2,628,099
Southwest Gas Corp.	76,900	2,599,989

		8,380,888

Total Common Stocks (Cost $196,304,124)		273,869,717

Investment Companies—7.2%
Fifth Third Prime Money Market Fund - Institutional Class	$19,984,702	19,984,702

1st Source Monogram Funds
Income Equity Fund
Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies, continued
Kayne Anderson MLP Investment Co.	40,000	1,328,400

Total Investment Companies (Cost $20,985,704)		21,313,102

Total Investments (Cost $217,289,828) (b) — 100.0%		295,182,819

Percentages indicated are based on net assets of $294,465,602.

(a)	Represents non-income producing security.

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$80,321,393
Unrealized depreciation	(2,428,402)

Net unrealized appreciation	$77,892,991

ADR -	American Depositary Receipt

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

	Principal
Security Description	Amount ($)	Value ($)
Asset Backed Securities—12.3%
ABN Amro Mortgage Corp., 5.500%, 2/25/18, Series 2003-13, Class A2	491,420	484,048
Banc of America Mortgage Securities, 4.477%, 2/25/33, Series 2003-A, Class 3A1	269,539	273,340
Capital One Multi-Asset Execution Trust, 4.700%, 6/15/15, Series 2005-7, Class A7, CMO	600,000	579,930
Chase Commercial Mortgage Securities Corp., 7.093%, 10/15/32	396,631	397,235
Chase Issuance Trust, 4.230%, 1/15/13	700,000	679,541
Citibank Credit Card Issuance Trust, 5.450%, 5/10/13, Series 2006-A4, Class A4	1,500,000	1,500,414
Citicorp Mortgage Securities, Inc., 5.500%, 2/25/26, Series 2006-1, Class 5A1	765,586	758,819
Countrywide Home Loans, 4.500%, 8/25/19	866,506	845,795
Equity One ABS, Inc., 4.205%, 4/25/34, Series 2004-1, Class AF6	700,000	659,830
First Horizon Mortgage Pass-Through Trust, 5.750%, 2/25/33, Series 2002-9, Class 1A3, CMO	511,112	509,448
Impac CMB Trust, 5.815%, 5/25/35, Series 2005-4, Class 1M1 (a)	179,730	179,918
Indymac Index Mortgage Loan Trust, 5.354%, 3/25/35, Series 2005-AR1, Class 3A1 (a)	308,031	306,434
MBNA Credit Card Master Note Trust, 4.100%, 10/15/12	1,300,000	1,257,506
MBNA Master Credit Card Trust 99 B A, 5.900%, 8/15/11	790,000	798,120
Navistar Financial Corp. Owner Trust, 3.530%, 10/15/12, Series 2004-B, Class A4	335,000	326,919
New Century Home Equity Loan Trust, 4.450%, 8/25/34, Series 2004-A, Class AII3	265,131	263,313

Total Asset Backed Securities (Cost $9,996,216)		9,820,610

Corporate Bonds—19.3%
Bank Holding Companies— 3.9%
Bank of America Corp., 7.400%, 1/15/11	16,000	16,939
BB&T Corp, 4.750%, 10/1/12	500,000	479,384
HSBC Capital Funding LLC, 4.610%, 12/29/49 (a)(b)	500,000	468,602
Royal Bank of Canada, 5.650%, 7/20/11	700,000	706,764
South Trust Corp., 5.800%, 6/15/14	700,000	698,837
Wells Fargo Co., 5.450%, 1/24/12 (a)	700,000	699,786

		3,070,312

Basic Materials— 0.6%
Alcan, Inc., 4.500%, 5/15/13	450,000	418,870
Alcoa, Inc., 6.500%, 6/1/11	22,000	22,511

		441,381

Communications— 1.6%
Ameritech Cap Funding, 9.100%, 6/1/16	233,309	261,577
Bell Telephone Co., 7.375%, 7/15/07	500,000	500,234

	Principal
Security Description	Amount ($)	Value ($)
Corporate Bonds, continued
Communications, continued
Comcast Cable Communications, 6.875%, 6/15/09	500,000	511,938

		1,273,749

Computer and Data Processing Services— 1.8%
Dell Computer Corp., 6.550%, 4/15/08	750,000	756,232
Hewlett-Packard Co., 6.500%, 7/1/12	300,000	312,669
Oracle Corp., 5.000%, 1/15/11	350,000	344,958

		1,413,859

Consumer Goods & Services— 0.7%
NIKE, Inc., 5.150%, 10/15/15	600,000	573,454

Financial— 6.0%
Bear Stearns Co., 4.500%, 10/28/10	500,000	483,537
Commercial Credit Co., 10.000%, 12/1/08	1,300,000	1,377,990
General Electric Capital Corp., 5.400%, 2/15/17	1,000,000	964,166
Goldman Sachs Group, Inc., 5.350%, 1/15/16	500,000	477,196
Household Finance Co., 6.375%, 10/15/11	325,000	333,943
International Lease Finance Corp., 4.350%, 9/15/07	300,000	299,276
Morgan Stanley, 5.375%, 10/15/15	300,000	287,243
Wachovia Bank, 4.875%, 2/1/15	600,000	566,785

		4,790,136

Food & Related— 1.4%
Cargill, Inc., 6.150%, 2/25/08 (b)	600,000	600,616
Conagra Foods, Inc., 6.750%, 9/15/11	16,000	16,617
Diageo Cap PLC, 4.375%, 5/3/10	500,000	485,696

		1,102,929

Health Care— 1.2%
Abbott Laboratories, 5.600%, 5/15/11	350,000	351,416
Amgen, Inc., 4.000%, 11/18/09	300,000	290,322
Amgen, Inc., 4.850%, 11/18/14	300,000	280,803

		922,541

Manufacturing— 0.7%
Parker-Hannifin, 4.875%, 2/15/13	600,000	580,817

Real Estate— 0.5%
HD Real Estate Funding Corp. II, 5.950%, 10/15/08 (b)	400,000	399,344

Retail— 0.6%
CVS Corp., 4.000%, 9/15/09	500,000	483,918

Special Purpose Entity— 0.3%
Targeted Return Index, 6.962%, 1/15/12 (a)(b)	266,000	276,547

Utility— 0.0%
Progress Energy, Inc., 7.100%, 3/1/11	10,000	10,478

Total Corporate Bonds (Cost $15,642,160)		15,339,465

U.S. Government Agency Securities—50.8%
Fannie Mae, 4.000%, 11/30/09	1,500,000	1,459,562
Fannie Mae, 4.250%, 9/25/22, Series 2003-17, Class ED, CMO	704,826	671,896
Fannie Mae, 4.263%, 1/1/35, Pool 825245 (a)	484,517	487,015
Fannie Mae, 4.500%, 6/1/10	500,000	489,836
Fannie Mae, 4.593%, 11/1/34, Pool # 782320 (a)	368,964	366,391

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

	Principal
Security Description	Amount ($)	Value ($)
U.S. Government Agency Securities, continued
Fannie Mae, 4.625%, 10/15/14	1,000,000	954,392
Fannie Mae, 4.750%, 2/21/13	1,000,000	971,425
Fannie Mae, 5.000%, 4/26/17	700,000	667,935
Fannie Mae, 5.000%, 7/25/23, Series 2005-4, Class VG, CMO	1,301,800	1,205,113
Fannie Mae, 5.050%, 4/28/15	500,000	484,380
Fannie Mae, 5.240%, 8/7/18	600,000	579,291
Fannie Mae, 5.250%, 1/29/09	2,250,000	2,247,253
Fannie Mae, 5.500%, 3/17/11	600,000	599,312
Fannie Mae, 6.134%, 10/1/32, Pool # 659567 (a)	18,957	19,254
Federal Farm Credit Bank, 4.875%, 1/17/17	1,150,000	1,100,358
Federal Farm Credit Bank, 5.200%, 12/27/12	650,000	641,525
Federal Farm Credit Bank, 5.950%, 7/9/14	700,000	700,718
Federal Home Loan Bank, 4.540%, 3/24/08 (a)	1,000,000	993,351
Federal Home Loan Bank, 4.750%, 10/25/10, Series 00-0582, Class H, CMO	1,373,346	1,369,642
Federal Home Loan Bank, 4.875%, 11/15/11	1,000,000	984,555
Federal Home Loan Bank, 5.000%, 9/9/11	650,000	643,627
Federal Home Loan Bank, 5.250%, 3/17/10	725,000	722,803
Federal Home Loan Bank, 5.250%, 6/10/11	1,000,000	999,831
Federal Home Loan Bank, 5.350%, 12/12/08	1,000,000	999,073
Federal Home Loan Bank, 5.375%, 7/10/08	430,000	429,829
Federal Home Loan Bank, 5.375%, 11/20/13	500,000	494,039
Federal Home Loan Bank, 5.500%, 6/25/10	700,000	700,073
Federal Home Loan Bank, 5.500%, 8/23/13	500,000	493,406
Federal Home Loan Bank, 7.100%, 6/12/17 (a)	500,000	487,500
Freddie Mac, 3.500%, 12/15/22, Series 2673, Class PH, CMO	464,265	459,215
Freddie Mac, 4.125%, 10/18/10	2,050,000	1,983,928
Freddie Mac, 4.500%, 7/1/08, Pool # M90827	392,175	387,826
Freddie Mac, 4.500%, 12/15/13, Series 2723, Class AT, CMO	241,892	233,513
Freddie Mac, 4.500%, 6/15/27, Series 2598, Class QC, CMO	1,220,208	1,200,632
Freddie Mac, 4.733%, 12/1/32, Pool # 847527 (a)	519,230	524,295
Freddie Mac, 5.125%, 11/24/10	1,000,000	992,674
Freddie Mac, 5.250%, 10/6/11	650,000	644,844
Freddie Mac, 5.383%, 8/1/33, Pool # 847281 (a)	184,992	187,935
Freddie Mac, 5.500%, 2/22/13	950,000	944,791
Freddie Mac, 5.500%, 5/15/15, Series 2808, Class VA, CMO	781,424	779,121
Freddie Mac, 5.500%, 3/28/16	1,400,000	1,378,761

	Principal
Security Description	Amount ($)	Value ($)
U.S. Government Agency Securities, continued
Freddie Mac, 5.500%, 12/15/19, Series R010, Class AB, CMO	1,902,253	1,875,448
Freddie Mac, 5.500%, 10/1/25, Series 2808, Class VA, CMO	421,461	411,226
Freddie Mac, 5.500%, 8/1/29, Pool # C46102	882,584	856,092
Freddie Mac, 5.550%, 10/4/16	700,000	690,238
Freddie Mac, 5.875%, 5/15/16, Series R007, Class AC, CMO	1,232,126	1,230,868
Freddie Mac, 6.723%, 5/1/31, Pool # 847292 (a)	262,519	263,208
Government National Mortgage Assoc., 5.000%, 5/20/31, Series 2004-19, Class PD, CMO	900,000	867,939
Government National Mortgage Assoc., 5.000%, 7/20/34, Series 2004-105, Class MC, CMO	500,000	466,770
Tennessee Valley Authority, 6.250%, 12/15/17	1,000,000	1,060,173

Total U.S. Government Agency Securities (Cost $41,126,774)		40,402,882

U.S. Treasury Notes—12.2%
Treasury Inflated Protected Bond, 2.375%, 1/15/17	550,000	550,351
U.S. Treasury Note, 4.250%, 8/15/15	6,090,000	5,778,363
U.S. Treasury Note, 4.500%, 9/30/11	2,950,000	2,901,602
U.S. Treasury Note, 4.500%, 2/15/16	500,000	481,914

Total U.S. Treasury Notes (Cost $9,867,583)		9,712,230

Security Description	Shares	Value ($)
Preferred Stocks—3.1%
Financial— 3.1%
Aegon NV, 6.204%, 12/15/10	13,560	344,153
Cabco GS Cap Preferred, 4.12%, 2/15/34	39,800	955,598
Citigroup Capital VII, 7.125%, 7/31/31	19,000	478,420
ING Groep NV Preferred, 7.05%, 09/15/07	10,000	250,800
JP Morgan Chase Capital X, 7.00%, 2/15/32	11,000	275,990
Morgan Stanley Capital Trust	7,000	169,050

Total Preferred Stocks (Cost $2,499,035)		2,474,011

Investment Companies—2.3%
Fifth Third Prime Money Market Fund - Institutional Class	$1,814,280	1,814,280

Total Investment Companies (Cost $1,814,280)		1,814,280

Total Investments (Cost $80,946,048) (c) — 100.0%		79,563,478

Percentages are based on net assets of $79,665,940.

(a)	Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect then current short-term interest rates. The rates presented in this report represent the rates that were in effect on June 30, 2007.

1st Source Monogram Funds
Income Fund
Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

(b)	Illiquid security.

(c)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$98,533
Unrealized depreciation	(1,481,103)

Net unrealized depreciation	$(1,382,570)

CMO	Collateralized Mortgage Obligation

LLC	Limited Liability Co.

PLC	Public Limited Company

1st Source Monogram Funds
Long/Short Fund
Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks—90.6%
Basic Materials— 1.4%
Alcoa, Inc.	22,000	891,660

Communications— 12.1%
AT&T, Inc.	35,000	1,452,500
Deutsche Telekom AG ADR	54,000	994,140
Idearc, Inc.	28,435	1,004,609
SK Telecom Co. Ltd. ADR	22,000	601,700
Sprint Nextel Corp.	20,000	414,200
Turkcell Iletisim Hizmetleri AS ADR	60,000	999,000
Verizon Communications, Inc.	40,000	1,646,800
Vodafone Group PLC ADR	19,875	668,396

		7,781,345

Consumer Cyclical— 7.0%
Southwest Airlines Co.	100,000	1,491,000
Wal-Mart Stores, Inc.	62,000	2,982,820

		4,473,820

Consumer Non-Cyclical— 3.4%
Procter & Gamble Co.	20,000	1,223,800
Wesco International, Inc.(a)	12,000	725,400
Western Union Co.	10,000	208,300

		2,157,500

Energy— 20.2%
Boots & Coots International Well Control, Inc.(a)	400,000	692,000
CARBO Ceramics, Inc.	15,000	657,150
Complete Production Services Inc.(a)	23,000	594,550
Enbridge Energy Management LLC(a)	12,478	694,276
Enerplus Resources Fund	17,000	800,360
Fording Canadian Coal Trust	29,000	951,780
Hess Corp.	10,000	589,600
International Coal Group, Inc.(a)	140,300	838,994
Occidental Petroleum Corp.	22,000	1,273,360
Penn West Energy Trust	15,000	500,550
Plains All American Pipeline LP	11,500	731,975
Precision Drilling Trust	50,000	1,222,500
Sabine Royalty Trust	10,847	455,574
Spectra Energy Corp.	70,000	1,817,200
Toreador Resources Corp.(a)	55,022	825,330
XTO Energy, Inc.	5,333	320,513

		12,965,712

Financial— 12.2%
American International Group, Inc.	30,000	2,100,900
Crescent Real Estate Equities Co.	60,300	1,353,132
Education Realty Trust, Inc.	52,467	736,112
The Allstate Corp.	5,000	307,550
The Progressive Corp.	140,000	3,350,200

		7,847,894

Health Care— 9.0%
Boston Scientific Corp.(a)	70,000	1,073,800
Johnson & Johnson	22,000	1,355,640
Mylan Laboratories, Inc.	14,495	263,664
Pfizer, Inc.	53,000	1,355,210
Symmetry Medical, Inc.(a)	72,100	1,154,321
UnitedHealth Group, Inc.	12,000	613,680

		5,816,315

Industrials— 14.7%
American Ecology Corp.	35,909	769,171
Arlington Tankers Ltd.	17,185	492,866
Ashland, Inc.	9,000	575,550

Security Description	Shares	Value ($)
Common Stocks, continued
Industrials, continued
Encore Wire Corp.	37,891	1,115,511
First Consulting Group, Inc.(a)	109,361	1,038,929
General Electric Co.	20,000	765,600
Nordic American Tanker Shipping, Ltd.	10,900	445,156
Tyco International Ltd.	10,000	337,900
USG Corp.(a)	8,000	392,320
Waste Management, Inc.	50,000	1,952,500
Winthrop Realty Trust	75,400	521,014
World Fuel Services Corp.	25,000	1,051,500

		9,458,017

Technology— 10.6%
Computer Sciences Corp.(a)	29,600	1,750,840
Global Payments, Inc.	22,500	892,125
Micron Technology, Inc.(a)	100,000	1,253,000
Netflix, Inc.(a)	40,000	775,600
Oracle Corp.(a)	40,000	788,400
Sun Microsystems, Inc.(a)	100,000	526,000
US Auto Parts Network, Inc.(a)	86,847	821,573

		6,807,538

Total Common Stocks (Cost $55,045,744)		58,199,801

Preferred Stocks—1.4%
Financial— 1.4%
Bank One Capital Trust VI Preferred, 7.20%, 10/15/31	18,600	472,626
Cabco GS Cap Preferred, 4.12%, 2/15/34	18,100	434,581

Total Preferred Stocks (Cost $901,157)		907,207

	Principal
Security Description	Amount ($)	Value ($)
Repurchase Agreements—22.9%
Bear Stearns, 4.300%, purchased 6/29/07, due 7/2/07, with a maturity value of $14,721,814 (collateralized fully by U.S. Treasury Notes, 3.375%, 4/15/32, valued at 15,058,108.)	$14,716,541	14,716,541

Total Repurchase Agreements (Cost $14,716,541)		14,716,541

Total Investments (Cost $86,303,274) (b) — 139.2%		89,463,381

Percentages indicated are based on net assets of $69,843,629.
(a)	Represents non-income producing security

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,512,340
Unrealized depreciation	(1,239,224)

Net unrealized appreciation.	$3,273,116

1st Source Monogram Funds
Long/Short Fund
Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Security Description	Shares	Value ($)
Securities Sold Short, Common Stocks—39.2%
Communications— (0.7)%
Amazon.Com, Inc.(a)	7,000	478,870

Consumer Cyclical— 14.9%
Best Buy Co., Inc.	12,150	567,041
Exelon Corp.	10,000	726,000
General Motors Corp.	11,300	427,140
Herman Miller, Inc.	17,170	542,572
Kohl’s Corp.(a)	15,400	1,093,862
Limited, Inc.	14,000	384,300
Lowe’s Companies, Inc.	28,000	859,320
Papa John’s International, Inc.(a)	12,000	345,120
Steelcase, Inc.	71,800	1,328,300
Urban Outfitters, Inc.(a)	35,000	841,050

		7,114,705

Consumer Non-Cyclical— 2.1%
Robert Half International, Inc.	11,500	419,750
Vistaprint, Ltd.(a)	14,000	535,500

		955,250

Energy— 5.8%
BP Amoco PLC ADR	10,000	721,400
Constellation Energy Group, Inc.	12,000	1,046,040
Southern Co.	18,000	617,220

		2,384,660

Financial— 10.7%
Comerica Inc.,	14,000	1,189,400
Merrill Lynch & Co.	6,000	501,480
Moody’s Corp.	10,000	622,000

		2,312,880

Real Estate Investment Trusts— (1.0)%
Boston Properties, Inc.	6,000	612,780

Software— (1.1)%
Advent Software, Inc.(a)	22,000	716,100

Technology— 2.8%
CA, Inc.	32,000	826,560
Electronic Arts, Inc.(a)	19,079	902,818
Research In Motion, Ltd.(a)	400	79,996

		1,809,374

Total Common Stocks (Proceeds $16,497,628)		16,384,619

Boston Trust Balanced Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (74.6%)
Communication Services (1.5%)
Idearc, Inc.	750	26,497
Verizon Communications, Inc.	65,000	2,676,050

		2,702,547

Consumer Cyclicals (7.4%)
Chico’s FAS, Inc.(a)	50,000	1,217,000
Honda Motor Co. Ltd., ADR	15,000	544,350
Johnson Controls, Inc.	25,000	2,894,250
NIKE, Inc., Class B	25,000	1,457,250
Staples, Inc.	110,000	2,610,300
Target Corp.	50,000	3,180,000
The McGraw-Hill Cos., Inc.	20,000	1,361,600

		13,264,750

Consumer Products (8.4%)
Alberto-Culver Co.	50,000	1,186,000
Clorox Co.	20,000	1,242,000
Costco Wholesale Corp.	50,000	2,926,000
Diageo PLC, ADR	30,000	2,499,300
PepsiCo, Inc.	40,000	2,594,000
Procter & Gamble Co.	60,000	3,671,400
Sysco Corp.	30,000	989,700

		15,108,400

Energy (8.7%)
Apache Corp.	15,000	1,223,850
Chevron Corp.	40,000	3,369,600
Exxon Mobil Corp.	100,000	8,388,000
Schlumberger, Ltd.	10,000	849,400
XTO Energy, Inc.	30,000	1,803,000

		15,633,850

Financial Services (13.0%)
American Express Co.	50,000	3,059,000
American International Group, Inc.	15,000	1,050,450
Bank of America Corp.	25,000	1,222,250
Broadridge Fin. Solutions	2,500	47,800
Cincinnati Financial Corp.	25,000	1,085,000
Commerce Bancshares, Inc.	10,000	453,000
Moody’s Corp.	15,000	933,000
Morgan Stanley	25,000	2,097,000
Northern Trust Corp.	20,000	1,284,800
State Street Corp.	25,000	1,710,000
Suntrust Banks, Inc.	10,000	857,400
T. Rowe Price Group, Inc.	80,000	4,151,200
The Goldman Sachs Group, Inc.	15,000	3,251,250
Wells Fargo & Co.	25,000	879,250
Wilmington Trust Corp.	30,000	1,245,300

		23,326,700

Health Care (10.8%)
Becton, Dickinson & Co.	35,000	2,607,500
C.R. Bard, Inc.	40,000	3,305,200
Dentsply International, Inc.	70,000	2,678,200
Johnson & Johnson, Inc.	35,000	2,156,700
Medtronic, Inc.	35,000	1,815,100
Novartis AG, ADR	25,000	1,401,750
Saint Jude Medical, Inc.(a)	25,000	1,037,250
Stryker Corp.	30,000	1,892,700
UnitedHealth Group, Inc.	15,000	767,100
Waters Corp.(a)	10,000	593,600
Wyeth	20,000	1,146,800

		19,401,900

Industrial Materials (4.1%)
Air Products & Chemicals, Inc.	15,000	1,205,550

	Shares or
	Principal
Security Description	Amount($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Materials, Continued
Aptargroup, Inc.	50,000	1,778,000
Ecolab, Inc.	40,000	1,708,000
Sigma-Aldrich Corp.	60,000	2,560,200

		7,251,750

Industrial Products and Services (12.7%)
3M Co.	5,000	433,950
C.H. Robinson Worldwide, Inc.	35,000	1,838,200
Carlisle Cos., Inc.	25,000	1,162,750
Donaldson Co., Inc.	75,000	2,666,250
Emerson Electric Co.	50,000	2,340,000
Expeditors International of Washington, Inc.	10,000	413,000
General Electric Co.	50,000	1,914,000
Illinois Tool Works, Inc.	60,000	3,251,400
Precision Castparts Corp.	40,000	4,854,400
United Parcel Service, Inc., Class B	15,000	1,095,000
W.W. Grainger, Inc.	30,000	2,791,500

		22,760,450

Technology (8.0%)
Applied Materials, Inc.	60,000	1,192,200
Automatic Data Processing, Inc.	10,000	484,700
Cisco Systems, Inc.(a)	75,000	2,088,750
EMC Corp.(a)	100,000	1,810,000
International Business Machines Corp.	10,000	1,052,500
Microsoft Corp.	125,000	3,683,750
Nokia Corp., ADR	75,000	2,108,250
Oracle Corp.(a)	100,000	1,971,000

		14,391,150

Total Common Stocks (Cost $83,424,290)		133,841,497

CORPORATE BONDS (1.0%)
Basic Materials (0.1%)
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	316,997

Consumer Cyclicals (0.3%) (b)
Leggett & Platt, Inc., 6.25%, 9/9/08	500,000	504,991

Financial Services (0.6%)
General Electric Capital Corp., 8.30%, 9/20/09	1,000,000	1,061,877

Total Corporate Bonds (Cost $1,840,683)		1,883,865

U.S. GOVERNMENT AGENCY OBLIGATIONS (23.0%)
Federal Farm Credit Bank
4.75%, 12/7/09	5,000,000	4,952,125
6.30%, 12/20/10	1,500,000	1,553,898
Federal Home Loan Bank
5.00%, 9/12/08	3,000,000	2,991,390
5.00%, 12/12/08	12,000,000	11,963,448
5.25%, 9/11/09	5,000,000	5,009,520
5.25%, 6/10/11	3,000,000	3,002,133
5.38%, 6/8/12	5,000,000	5,027,920
Government National Mortgage Association
6.00%, 10/15/36	3,840,258	3,821,203

Boston Trust Balanced Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

	Shares or
	Principal
Security Description	Amount($)	Value ($)
U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
U.S. Treasury Inflation Protected Bonds 3.50%, 1/15/11	2,500,000	3,055,365

Total U.S. Government Agency Obligations (Cost $41,475,312)		41,377,002

INVESTMENT COMPANY (1.2%)

Victory Institutional Money Market Investor Shares	2,113,082	2,113,082

Total Investment Companies (Cost $2,113,082)		2,113,082

Total Investments (Cost $128,853,367)(c) — 99.8%		179,215,446

Percentages indicated are based on net assets of $179,524,237.

(a)	Non-income producing security

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of , all such securities in total represented

(c)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$51,336,889
Unrealized depreciation	$(974,810)

Net Unrealized appreciation	$50,362,079

ADR	American Depositary Receipt

PLC	Public Liability Co.

Walden Social Balanced Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (73.6%)
Communication Services (1.1%)
Verizon Communications, Inc.	7,900	325,243

Consumer Cyclicals (6.7%)
Chico’s FAS, Inc.(a)	10,000	243,400
Honda Motor Co. Ltd., ADR	6,500	235,885
NIKE, Inc., Class B	7,000	408,030
Staples, Inc.	17,000	403,410
Target Corp.	7,000	445,200
The Home Depot, Inc.	600	23,610
The McGraw-Hill Cos., Inc.	5,000	340,400

		2,099,935

Consumer Products (4.4%)
Costco Wholesale Corp.	7,500	438,900
PepsiCo, Inc.	7,000	453,950
Procter & Gamble Co.	8,000	489,520

		1,382,370

Consumer Staples (2.1%)
Colgate-Palmolive Co.	6,500	421,525
General Mills, Inc.	4,000	233,680

		655,205

Energy (7.6%)
Apache Corp.	5,550	452,825
BG Group PLC, ADR	5,500	449,845
BP PLC, ADR	12,000	865,680
ConocoPhillips	4,000	314,000
XTO Energy, Inc.	5,000	300,500

		2,382,850

Financial Services (15.1%)
American Express Co.	5,600	342,608
American International Group, Inc.	4,900	343,147
Bank of America Corp.	10,803	528,159
Broadridge Fin. Solutions	1,100	21,032
Cincinnati Financial Corp.	4,800	208,320
Commerce Bancshares, Inc.	6,601	299,025
Lehman Brothers Holdings, Inc.	3,000	223,560
Moody’s Corp.	3,600	223,920
Northern Trust Corp.	5,700	366,168
State Street Corp.	6,300	430,920
T. Rowe Price Group, Inc.	11,000	570,790
The Goldman Sachs Group, Inc.	2,360	511,530
Wachovia Corp.	4,000	205,000
Wilmington Trust Corp.	11,000	456,610

		4,730,789

Health Care (11.5%)
Becton, Dickinson & Co.	4,000	298,000
C.R. Bard, Inc.	4,000	330,520
Dentsply International, Inc.	7,000	267,820
Johnson & Johnson, Inc.	7,000	431,340
Medtronic, Inc.	10,000	518,600
Novartis AG, ADR	7,500	420,525
Quest Diagnostics, Inc.	4,000	206,600
Rouche Holdings Ltd	5,000	444,000
Teva Pharmaceutical Ltd., ADR	6,000	247,500
UnitedHealth Group, Inc.	4,000	204,560
Waters Corp.(a)	4,000	237,440

		3,606,905

Industrial Materials (3.6%)
Air Products & Chemicals, Inc.	4,100	329,517
Aptargroup, Inc.	9,000	320,040

	Shares or
	Principal
Security Description	Amount($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Materials, Continued
Sigma-Aldrich Corp.	11,000	469,370

		1,118,927

Industrial Products and Services (11.0%)
3M Co.	7,000	607,530
Donaldson Co., Inc.	9,000	319,950
Emerson Electric Co.	12,000	561,600
Expeditors International of Washington, Inc.	4,800	198,240
FedEx Corp.	3,000	332,910
Illinois Tool Works, Inc.	12,000	650,280
United Parcel Service, Inc., Class B	6,000	438,000
W.W. Grainger, Inc.	3,500	325,675

		3,434,185

Technology (10.5%)
Amdocs, Ltd.(a)	3,000	119,460
Cisco Systems, Inc.(a)	12,000	334,200
Citrix Systems, Inc.(a)	3,400	114,478
EMC Corp.(a)	30,000	543,000
Linear Technology Corp.	6,800	246,024
Microsoft Corp.	18,750	552,562
Nokia Corp., ADR	17,000	477,870
Nvidia Corp.(a)	3,300	136,323
SAP AG, ADR	7,000	357,490
Texas Instruments, Inc.	8,000	301,040
Verifone Holdings, Inc.(a)	2,900	102,225

		3,284,672

Total Common Stocks (Cost $18,515,863)		23,021,081

U.S. GOVERNMENT AGENCY OBLIGATIONS (24.6%)
Federal Farm Credit Bank
6.00%, 3/7/11	500,000	513,093
Federal Home Loan Bank
3.50%, 11/15/07	500,000	496,631
4.63%, 2/8/08	700,000	696,976
4.63%, 11/21/08	500,000	496,012
5.00%, 12/12/08	1,000,000	996,954
5.00%, 2/4/09	500,000	498,464
5.25%, 6/12/09	1,000,000	1,001,405
3.75%, 8/18/09	500,000	486,230
4.38%, 3/17/10	700,000	686,660
5.00%, 12/21/15	700,000	679,574
Government National Mortgage Association
6.50%, 2/15/32	13,835	14,114
6.50%, 5/15/32	106,750	108,906
6.00%, 7/15/34	184,495	183,579
6.00%, 10/15/36	262,512	261,210
Housing and Urban Development
7.50%, 8/1/11	200,000	208,931
U.S. Treasury Inflation Protected Bonds
3.45%, 7/15/12	300,000	351,649

Total U.S. Government Agency Obligations (Cost $7,747,089)		7,680,388

CERTIFICATES OF DEPOSIT (1.0%)
1st Delta Federal Credit Union, 3.50%, 1/9/09	25,000	25,000

Walden Social Balanced Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

	Shares or
	Principal
Security Description	Amount($)	Value ($)
CERTIFICATES OF DEPOSIT, CONTINUED
Albina Community BankCorp, 3.59%, 3/15/08	25,000	25,000
Central Appalachian Peoples Federal Credit Union, 4.00%, 3/14/09	25,000	25,000
Community Capital Bank, 3.80%, 7/20/08	50,000	50,000
Delta Bank and Trust Co., 2.75%, 10/6/07	25,000	25,000
Elk Horn Bank, 3.75%, 3/14/08	25,000	25,000
Shorebank Pacific Bank
3.02%, 7/13/07	50,000	50,000
5.00%, 5/10/08	50,000	50,000
Vermont Development Credit, 3.75%, 7/13/09	50,000	50,000

Total Certificates of Deposit (Cost $325,000)		325,000

INVESTMENT COMPANY (0.6%)
Victory Institutional Money Market Investor Shares	189,012	189,013

Total Investment Companies (Cost $189,013)		189,013

Total Investments (Cost $26,776,965)(b) — 99.8%		31,215,482

	Percentages indicated are based on net assets of $31,282,617

(a)	Non-income producing security

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

	Unrealized appreciation	$4,631,253
	Unrealized depreciation	$(192,736)

	Net Unrealized appreciation	$4,438,517

ADR	American Depositary Receipt

PLC	Public Liability Co.

Walden Social Equity Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (99.9%)
Communication Services (2.0%)
Idearc, Inc.	750	26,498
Verizon Communications, Inc.	25,000	1,029,250

		1,055,748

Consumer Cyclicals (8.2%)
Chico’s FAS, Inc.(a)	20,000	486,800
NIKE, Inc., Class B	20,000	1,165,800
Staples, Inc.	37,500	889,875
Target Corp.	16,000	1,017,600
The McGraw-Hill Cos., Inc.	10,000	680,800

		4,240,875

Consumer Products (7.4%)
Costco Wholesale Corp.	20,000	1,170,400
PepsiCo, Inc.	16,000	1,037,600
Procter & Gamble Co.	16,000	979,040
Sysco Corp.	20,000	659,800

		3,846,840

Consumer Staples (4.1%)
Colgate-Palmolive Co.	16,000	1,037,600
General Mills, Inc.	16,000	934,720
Wm. Wrigley Jr. Co.	2,500	138,275

		2,110,595

Energy (9.8%)
Apache Corp.	15,000	1,223,850
BG Group PLC, ADR	14,000	1,145,060
BP PLC, ADR	15,000	1,082,100
ConocoPhillips	7,000	549,500
XTO Energy, Inc.	18,000	1,081,800

		5,082,310

Financial Services (21.6%)
American Express Co.	17,000	1,040,060
American International Group, Inc.	14,000	980,420
Bank of America Corp.	15,000	733,350
Broadridge Fin. Solutions	3,000	57,360
Cincinnati Financial Corp.	19,845	861,273
Commerce Bancshares, Inc.	13,163	596,284
Lehman Brothers Holdings, Inc.	10,000	745,200
Moody’s Corp.	12,000	746,400
Northern Trust Corp.	14,000	899,360
State Street Corp.	13,000	889,200
T. Rowe Price Group, Inc.	24,000	1,245,360
The Goldman Sachs Group, Inc.	5,000	1,083,750
Wachovia Corp.	14,000	717,500
Wilmington Trust Corp.	15,000	622,650

		11,218,167

Health Care (15.3%)
Becton, Dickinson & Co.	9,000	670,500
C.R. Bard, Inc.	9,000	743,670
Dentsply International, Inc.	16,000	612,160
Johnson & Johnson, Inc.	17,000	1,047,540
Medtronic, Inc.	20,000	1,037,200
Novartis AG, ADR	15,000	841,050
Quest Diagnostics, Inc.	10,000	516,500
Rouche Holdings Ltd	7,000	621,600
Stryker Corp.	10,000	630,900
Teva Pharmaceutical Ltd., ADR	15,000	618,750
UnitedHealth Group, Inc.	12,000	613,680

		7,953,550

Industrial Materials (4.7%)
Air Products & Chemicals, Inc.	9,000	723,330

	Shares or
	Princiapal
Security Description	Amount($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Materials, Continued
Aptargroup, Inc.	20,000	711,200
Sigma-Aldrich Corp.	24,000	1,024,080

		2,458,610

Industrial Products and Services (14.6%)
3M Co.	13,000	1,128,270
Carlisle Cos., Inc.	15,000	697,650
Donaldson Co., Inc.	20,000	711,000
Emerson Electric Co.	25,000	1,170,000
Expeditors International of Washington, Inc.	12,000	495,600
Illinois Tool Works, Inc.	23,000	1,246,370
United Parcel Service, Inc., Class B	14,000	1,022,000
W.W. Grainger, Inc.	12,000	1,116,600

		7,587,490

Technology (12.2%)
Amdocs, Ltd.(a)	7,000	278,740
Cisco Systems, Inc.(a)	30,000	835,500
Citrix Systems, Inc.(a)	8,000	269,360
EMC Corp.(a)	50,000	905,000
Microsoft Corp.	36,000	1,060,920
Nokia Corp., ADR	40,000	1,124,400
Nvidia Corp.(a)	7,000	289,170
SAP AG, ADR	15,000	766,050
Texas Instruments, Inc.	16,000	602,080
Verifone Holdings, Inc.(a)	6,500	229,125
		6,360,345

Total Common Stocks (Cost $40,927,303)		51,914,530

INVESTMENT COMPANY (0.1%)
Victory Institutional Money Market Investor Shares	51,189	51,189

Total Investment Companies (Cost $51,189)		51,189

Total Investments (Cost $40,978,492)(b) — 100.0%		51,965,719

Percentages indicated are based on net assets of $51,952,988.

(a)	Non-income producing security

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$11,372,946
Unrealized depreciation	$(385,719)

Net Unrealized appreciation	$10,987,227

ADR	American Depositary Receipt

PLC	Public Liability Co.

Boston Trust Equity Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (99.8%)
Communication Services (2.2%)
Idearc, Inc.	350	12,365
Verizon Communications, Inc.	35,000	1,440,950

		1,453,315

Consumer Cyclicals (11.0%)
Chico’s FAS, Inc.(a)	25,000	608,500
Honda Motor Co. Ltd., ADR	10,000	362,900
Johnson Controls, Inc.	10,000	1,157,700
Leggett & Platt, Inc.	7,500	165,375
NIKE, Inc., Class B	20,000	1,165,800
Staples, Inc.	50,000	1,186,500
Target Corp.	22,500	1,431,000
The Home Depot, Inc.	5,000	196,750
The McGraw-Hill Cos., Inc.	15,000	1,021,200

		7,295,725

Consumer Products (10.4%)
Alberto-Culver Co.	30,000	711,600
Anheuser-Busch Cos., Inc.	5,000	260,800
Clorox Co.	10,000	621,000
Costco Wholesale Corp.	15,000	877,800
Diageo PLC, ADR	15,000	1,249,650
PepsiCo, Inc.	20,000	1,297,000
Procter & Gamble Co.	20,000	1,223,800
Sysco Corp.	20,000	659,800

		6,901,450

Energy (11.3%)
Apache Corp.	8,000	652,720
Chevron Corp.	25,000	2,106,000
Exxon Mobil Corp.	35,000	2,935,800
Schlumberger, Ltd.	10,000	849,400
XTO Energy, Inc.	15,000	901,500

		7,445,420

Financial Services (18.2%)
American Express Co.	22,000	1,345,960
American International Group, Inc.	7,500	525,225
Bank of America Corp.	15,009	733,790
Broadridge Fin. Solutions	1,250	23,900
Chubb Corp.	10,000	541,400
Cincinnati Financial Corp.	10,000	434,000
Commerce Bancshares, Inc.	10,500	475,650
Moody’s Corp.	12,000	746,400
Morgan Stanley	15,000	1,258,200
Northern Trust Corp.	5,000	321,200
State Street Corp.	15,000	1,026,000
Suntrust Banks, Inc.	5,000	428,700
T. Rowe Price Group, Inc.	35,000	1,816,150
The Goldman Sachs Group, Inc.	8,000	1,734,000
Wells Fargo & Co.	5,000	175,850
Wilmington Trust Corp.	10,000	415,100

		12,001,525

Health Care (13.7%)
Becton, Dickinson & Co.	15,000	1,117,500
C.R. Bard, Inc.	15,000	1,239,450
Dentsply International, Inc.	30,000	1,147,800
Johnson & Johnson, Inc.	12,000	739,440
Medtronic, Inc.	15,000	777,900
Novartis AG, ADR	20,000	1,121,400
Saint Jude Medical, Inc.(a)	10,000	414,900
Stryker Corp.	10,000	630,900
UnitedHealth Group, Inc.	20,000	1,022,800
Waters Corp.(a)	5,000	296,800

	Shares or
	Principal
Security Description	Amount($)	Value ($)
COMMON STOCKS, CONTINUED
Health Care, Continued
Wyeth	10,000	573,400

		9,082,290

Industrial Materials (5.4%)
Air Products & Chemicals, Inc.	7,500	602,775
Aptargroup, Inc.	25,000	889,000
Ecolab, Inc.	18,000	768,600
Sigma-Aldrich Corp.	30,000	1,280,100

		3,540,475

Industrial Products and Services (17.0%)
3M Co.	10,000	867,900
C.H. Robinson Worldwide, Inc.	20,000	1,050,400
Donaldson Co., Inc.	30,000	1,066,500
Emerson Electric Co.	30,000	1,404,000
Expeditors International of Washington, Inc.	10,000	413,000
General Electric Co.	35,000	1,339,800
Illinois Tool Works, Inc.	28,000	1,517,320
Precision Castparts Corp.	16,000	1,941,760
United Parcel Service, Inc., Class B	10,000	730,000
W.W. Grainger, Inc.	10,000	930,500

		11,261,180

Technology (10.4%)
Applied Materials, Inc.	25,000	496,750
Automatic Data Processing, Inc.	5,000	242,350
Cisco Systems, Inc.(a)	45,000	1,253,250
EMC Corp.(a)	50,000	905,000
Intel Corp.	7,500	178,200
Microsoft Corp.	65,000	1,915,550
Nokia Corp., ADR	40,000	1,124,400
Oracle Corp.(a)	40,000	788,400

		6,903,900

Utility (0.2%)
FPL Group, Inc.	2,500	141,850

Total Common Stocks (Cost $44,138,522)		66,027,130

INVESTMENT COMPANY (0.1%)
Victory Institutional Money Market Investor Shares	102,498	102,498

Total Investment Companies (Cost $102.498)		102,498

Total Investments (Cost $44,241,020)(b) — 99.9%		66,129,628

Percentages indicated are based on net assets of $64,164,119.

(a)	Non-income producing security

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$22,239,039
Unrealized depreciation	$(350,431)

Net Unrealized appreciation	$21,888,608

ADR	American Depositary Receipt

PLC	Public Liability Co.

Boston Trust Small Cap Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

Security Description	Shares	Value ($)
COMMON STOCKS (98.1%)
Consumer Discretionary (14.2%)
Arbitron, Inc.	12,000	618,360
Ballard Power Systems, Inc.(a)	4,000	21,480
Bright Horizons Family Solutions, Inc.(a)	15,850	616,724
Charming Shoppes, Inc.(a)	52,300	566,409
Educational Development Corp.	9,500	74,290
Gaiam, Inc., Class A(a)	9,900	180,477
Gentex Corp.	31,000	610,390
John Wiley & Sons, Inc., Class A	10,500	507,045
Nautilus, Inc.	7,900	95,116
Scholastic Corp.(a)	4,000	143,760
Strayer Education, Inc.	5,000	658,550
Timberland Co., Class A(a)	10,900	274,571

		4,367,172

Consumer Products (4.8%)
Church & Dwight Co., Inc.	3,500	169,610
Diamond Foods, Inc.	9,000	157,950
Green Mountain Coffee Roasters, Inc.(a)	1,900	149,606
Hain Celestial Group, Inc.(a)	4,500	122,130
J.M. Smucker Co.	2,500	159,150
Lifeway Foods, Inc.(a)	15,600	176,124
SunOpta, Inc.(a)	15,000	167,250
United Natural Foods, Inc.(a)	13,500	358,830

		1,460,650

Energy (4.9%)
Cabot Oil & Gas Corp.	13,500	497,880
CARBO Ceramics, Inc.	6,600	289,146
Encore Acquisition Co.(a)	12,000	333,600
Grey Wolf, Inc.(a)	39,000	321,360
VeraSun Energy Corp.(a)	3,500	50,680

		1,492,666

Financial Services (15.9%)
Abigail Adams National Bancorp, Inc.	5,500	75,900
Bank of Hawaii Corp.	10,400	537,056
Carver Bancorp, Inc.	4,700	75,200
Chittenden Corp.	19,000	664,050
Citizens Banking Coporation	18,000	329,400
Corporate Office Properties	4,000	164,040
Dime Community Bancshares	23,000	303,370
Federal Agricultural Mortgage Corp., Class C	15,000	513,300
Hanmi Financial Corp.	36,100	615,866
New York Community Bancorp	9,409	160,141
Parkway Properties, Inc.	12,900	619,587
UCBH Holdings, Inc.	33,600	613,872
Wainwright Bank & Trust Co.	16,800	218,904

		4,890,686

Health Care (13.1%)
Cerner Corp.(a)	2,100	116,487
Cholestech Corp.(a)	8,000	175,920
Dionex Corp.(a)	8,500	603,415
IDEXX Laboratories, Inc.(a)	5,900	558,317
Landauer, Inc.	12,600	620,550
Meridian Bioscience Inc.	25,000	541,500
Millipore Corp.(a)	600	45,054
Orthofix International N.V.(a)	9,000	404,730
Respironics, Inc.(a)	13,300	566,447

Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Health Care, Continued
West Pharmaceutical Services, Inc.	8,500	400,775

		4,033,195

Industrial Materials (5.9%)
Commercial Metals Co.	14,500	489,665
Metal Management, Inc.	7,500	330,525
Minerals Technologies, Inc.	9,000	602,550
Myers Industries, Inc.	11,385	251,722
Rock-Tenn Co.	4,700	149,084

		1,823,546

Industrial Products and Services (16.5%)
Apogee Enterprises, Inc.	10,300	286,546
Baldor Electric Co.	12,600	620,928
CLARCOR, Inc.	15,900	595,137
ESCO Technologies, Inc.(a)	3,500	126,910
Fuel-Tech, Inc.(a)	3,500	119,875
Genesee & Wyoming, Inc., Class A(a)	20,000	596,800
Herman Miller, Inc.	2,000	63,200
Insituform Technologies, Inc., Class A(a)	3,500	76,335
Interface, Inc., Class A	3,500	66,010
Kadant, Inc.(a)	6,000	187,200
Lindsay Manufacturing Co.	9,200	407,468
Middleby Corp.(a)	2,600	155,532
School Specialty Inc.(a)	2,300	81,512
Simpson Manufacturing Co., Inc.	18,700	630,938
Team, Inc.(a)	4,000	179,880
Trex Company, Inc.(a)	3,300	64,779
Wabtec Corp.	14,000	511,420
Watts Water Technologies, Inc., Class A	8,000	299,760

		5,070,230

Information Technology (17.1%)
Blackbaud, Inc.	14,000	309,120
Coherent, Inc.(a)	7,000	213,570
eCollege.com, Inc.(a)	20,700	460,575
Itron, Inc.(a)	8,600	670,284
J2 Global Communications, Inc.(a)	14,000	488,600
National Instruments Corp.	5,200	169,364
Net 1 UEPS Technologies, Inc.(a)	12,500	301,875
Plantronics, Inc.	19,000	498,180
Polycom, Inc.(a)	18,000	604,800
Power Integrations, Inc.(a)	19,000	497,800
Presstek, Inc.(a)	20,500	163,795
Rackable Systems Inc.(a)	12,000	148,320
Renaissance Learning, Inc.	20,000	263,000
SiRF Technology Holdings, Inc.(a)	7,000	145,180
SunPower Corp., Class A(a)	2,500	157,625
Tektronix, Inc.	5,000	168,700

		5,260,788

Utilities (5.7%)
American States Water Co.	2,500	88,925
Energen Corp.	8,300	456,002
New Jersey Resources Corp.	11,500	586,730

Boston Trust Small Cap Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

	Shares or
	Principal
Security Description	Amount($)	Value ($)
COMMON STOCKS, CONTINUED
Utilities, Continued
South Jersey Industries, Inc.	17,200	608,536

		1,740,193

Total Common Stocks (Cost $25,090,065)		30,139,126

INVESTMENT COMPANY (1.9%)
Victory Institutional Money Market Investor Shares	596,218	596,218

Total Investment Companies (Cost $596,218)		596,218

Total Investments (Cost $25,686,283)(b) — 100.0%		30,735,344

Percentages indicated are based on net assets of $30,722,795.

(a)	Non-income producing security

(b)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$5,599,858
Unrealized depreciation	$(550,797)

Net Unrealized appreciation	$5,049,061

PathMaster Domestic Equity Fund
June 30, 2007 (Unaudited)
Schedule of Portfolio Investments

	Shares/
	Principal Amount ($)	Value ($)
Exchange Mutual Traded Funds (99.5%)
iShares Russell 1000 Growth Index Fund	104,011	6,158,491
iShares Russell 1000 Value Index Fund	74,470	6,459,528
iShares Russell 2000 Value Index Fund	28,254	2,326,999
iShares Russell 3000 Index Fund	2,800	243,684
iShares Russell Midcap Growth Index Fund	23,780	2,708,780
iShares Russell Midcap Value Index Fund	40,606	6,393,821

Total Exchange Mutual Traded Funds (Cost $22,018,634)		24,291,303

Cash Equivalents (0.3%)
Brown Brothers Harriman Custodian Cash Sweep	68,378	68,378

Total Cash Equivalents (Cost $68,378)		68,378

Total Investments (Cost $22,087,012) (a) — 99.8%		24,359,681

Percentages indicated are based on net assets of $24,402,301.

(a)	Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$2,278,129
Unrealized depreciation	(5,460)

Net unrealized appreciation	$2,272,669

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Coventry Group

By (Signature and Title)*	/s/ David Bunstine
David Bunstine, President
Date August 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Bunstine
David Bunstine, President
Date August 28, 2007

By (Signature and Title)*	/s/ Linda A. Durkin
Linda Durkin, Treasurer
Date August 28, 2007

*	Print the name and title of each signing officer under his or her signature.